Segment Disclosures	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Disclosures
Note 9. Segment Disclosures
Prior to the Self Administration Transaction on June 28, 2019, we internally evaluated all of our properties and interests therein as one industry segment and, accordingly, did not report segment information.
Subsequent to the Self Administration Transaction, we now operate in two reportable business segments: (i) self storage operations and (ii) our Managed REIT Platform business.
Management evaluates performance based upon property net operating income (“NOI”). For our self storage operations, NOI is defined as leasing and related revenues, less property level operating expenses. NOI for the Company’s Managed REIT Platform business represents Managed REIT Platform revenues less Managed REIT Platform expenses.
The following tables summarize information for the reportable segments for the periods presented:

	Year Ended December 31, 2021
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$150,610,337	$—	$—	$150,610,337
Ancillary operating revenue	7,552,597	—	—	7,552,597
Managed REIT Platform revenue	—	6,322,970	—	6,322,970
Reimbursable costs from Managed REITs	—	4,278,667	—	4,278,667

Total revenues	158,162,934	10,601,637	—	168,764,571

Operating expenses:
Property operating expenses	48,127,657	—	—	48,127,657
Managed REIT Platform expense	—	1,451,166	—	1,451,166
Reimbursable costs from Managed REITs	—	4,278,667	—	4,278,667
General and administrative	—	—	23,265,196	23,265,196
Depreciation	40,203,484	—	742,922	40,946,406
Intangible amortization expense	11,134,100	1,288,105	—	12,422,205
Other property acquisition expenses	934,838	—	—	934,838
Contingent earnout adjustment	—	12,619,744	—	12,619,744
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	—	8,389,573	—	8,389,573

Total operating expenses	100,400,079	28,027,255	24,008,118	152,435,452

Gain on sale of real estate	178,631	—	—	178,631

	Year Ended December 31, 2021
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Income (loss) from operations	57,941,486	(17,425,618)	(24,008,118)	16,507,750
Other income (expense):
Interest expense	(31,641,943)	—	(176,294)	(31,818,237)
Interest expense – accretion of fair market value of secured debt	110,942	—	—	110,942
Interest expense – debt issuance costs	(1,676,309)	—	—	(1,676,309)
Net loss on extinguishment of debt	(2,444,788)	—	—	(2,444,788)
Other	(366,849)	1,402,476	(1,279,703)	(244,076)

Net income (loss)	$21,922,539	$(16,023,142)	$(25,464,115)	$(19,564,718)

	Year Ended December 31, 2020
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$104,888,883	$—	$—	$104,888,883
Ancillary operating revenue	5,286,042	—	—	5,286,042
Managed REIT Platform revenue	—	8,048,630	—	8,048,630
Reimbursable costs from Managed REITs	—	5,800,808	—	5,800,808

Total revenues	110,174,925	13,849,438	—	124,024,363

Operating expenses:
Property operating expenses	38,305,199	—	—	38,305,199
Managed REIT Platform expense	—	2,806,921	—	2,806,921
Reimbursable costs from Managed REITs	—	5,800,808	—	5,800,808
General and administrative	—	—	16,471,199	16,471,199
Depreciation	31,773,526	—	521,101	32,294,627
Intangible amortization expense	5,234,312	4,542,804	—	9,777,116
Other property acquisition expenses	1,366,092			1,366,092
Contingent earnout adjustment	—	(2,500,000)	—	(2,500,000)
Impairment of goodwill and intangible assets		36,465,732		36,465,732
Impairment of investments in Managed REITs	—	4,376,879	—	4,376,879

Total operating expenses	76,679,129	51,493,144	16,992,300	145,164,573

Income (loss) from operations	33,495,796	(37,643,706)	(16,992,300)	(21,140,210)
Other income (expense):
Interest expense	(32,417,179)	—	(180,434)	(32,597,613)
Interest expense – accretion of fair market value of secured debt	130,682	—	—	130,682
Interest expense – debt issuance costs	(3,577,730)	—	(8,651)	(3,586,381)
Other	1,708,026	4,557,129	(278,436)	5,986,719

Net loss	$(660,405)	$(33,086,577)	$(17,459,821)	$(51,206,803)

	Year Ended December 31, 2019
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$99,494,560	$—	$—	$99,494,560
Ancillary operating revenue	3,706,700	—	—	3,706,700
Managed REIT Platform revenue	—	3,068,306	—	3,068,306
Reimbursable costs from Managed REITs	—	3,258,983	—	3,258,983

Total revenues	103,201,260	6,327,289	—	109,528,549

Operating expenses:
Property operating expenses	35,723,111	—	—	35,723,111
Property operating expenses – affiliates	6,605,670	—	—	6,605,670
Managed REIT Platform expense	—	2,739,556	—	2,739,556
Reimbursable costs from Managed REITs	—	3,258,983	—	3,258,983
General and administrative	—	—	10,461,453	10,461,453
Depreciation	29,305,979	—	299,299	29,605,278
Intangible amortization expense	9,051,083	2,442,311	—	11,493,394
Contingent earnout adjustment	—	—	200,000	200,000
Self administration transaction expenses	—	—	1,572,238	1,572,238
Acquisition expenses – affiliates	84,061	—	—	84,061
Other property acquisition expenses	141,489	—	—	141,489

Total operating expenses	80,911,393	8,440,850	12,532,990	101,885,233

Gain on sale of real estate	3,944,696	—	—	3,944,696

Operating income (loss)	26,234,563	(2,113,561)	(12,532,990)	11,588,012
Other income (expense):
Interest expense	(37,469,725)	—	(93,522)	(37,563,247)
Interest expense – accretion of fair market value of secured debt	131,611	—	—	131,611
Interest expense – debt issuance costs	(3,990,421)	—	(6,255)	(3,996,676)
Net loss on extinguishment of debt	(2,635,278)	—	(12,355)	(2,647,633)
Gain resulting from acquisition of unconsolidated affiliates	8,017,353	—	—	8,017,353
Other	(1,159,570)	534,612	—	(624,958)

Net loss	$(10,871,467)	$(1,578,949)	$(12,645,122)	$(25,095,538)

Included within self storage total revenues for the years ended December 31, 2021, 2020, and 2019 is approximately $19.0 million, $14.6 million, and $13.4 million, respectively, attributable to our self storage operations within Canada.
The following table summarizes our total assets by segment:

Segments		December 31, 2021	December 31, 2020
Self Storage	(1)	$1,546,835,094	$1,172,178,148
Managed REIT Platform	(2)	21,707,326	44,482,625
Corporate and Other		49,750,356	65,560,284

Total assets	(3)	$1,618,292,776	$1,282,221,057

(1)
Included in the assets of the Self Storage segment as of December 31, 2021 and 2020 are approximately $49.8 million and $45.3 million of goodwill, respectively. Additionally, as of December 31, 2021 and 2020, there were no accumulated impairment charges to goodwill within the Self Storage segment. The increase in goodwill in the Self Storage segment during the year ended December 31, 2021 was the result of a reallocation of goodwill due to the SST IV Merger.

(2)
Included in the assets of the Managed REIT Platform segment as of December 31, 2021 and 2020, are approximately $3.9 million and $8.4 million of goodwill, respectively. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million as of December 31, 2021 and 2020, which relates to the impairment charge recorded during the quarter ended March 31, 2020. See Note 5 – Self Administration Transaction, for further information regarding our goodwill and intangible asset impairment charges within the Managed REIT Platform segment. The decrease in goodwill in the Managed REIT Platform segment during the year ended December 31, 2021 was the result of a reallocation of goodwill due to the SST IV Merger.

(3)
Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2021 and 2020 were associated with our self storage platform.